Supplementary information, Analysis of Revenue by Product (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Revenue by product [Abstract]
Revenue before deferred revenue haircut	$ 3,001.6	$ 3,355.2		$ 4,815.5
Deferred revenue haircut	(0.6)	(6.8)		(61.1)
Total Revenue	3,001.0	3,348.4	[1]	4,754.4 [2]
Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	646.5	800.0		1,213.7
Deferred revenue haircut	0.0	0.0		(7.6)
Total Revenue	646.5	800.0		1,206.1
Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	1,921.2	2,057.6		2,861.6
Deferred revenue haircut	(0.4)	(6.0)		(42.7)
Total Revenue	1,920.8	2,051.6		2,818.9
SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	245.5	279.7		373.9
Deferred revenue haircut	(0.2)	(0.8)		(8.8)
Total Revenue	245.3	278.9		365.1
Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	188.4	217.9		366.3
Deferred revenue haircut	0.0	0.0		(2.0)
Total Revenue	188.4	217.9		364.3
Application Modernisation & Connectivity [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	470.3	508.7		771.8
Application Modernisation & Connectivity [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	138.6	170.9		256.3
Application Modernisation & Connectivity [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	321.6	326.1		497.6
Application Modernisation & Connectivity [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	0.0	0.0		0.0
Application Modernisation & Connectivity [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	10.1	11.7		17.9
Application Delivery Management [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	631.0	721.7		987.9
Application Delivery Management [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	102.0	130.3		185.5
Application Delivery Management [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	439.2	485.4		646.7
Application Delivery Management [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	73.9	87.8		114.1
Application Delivery Management [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	15.9	18.2		41.6
IT Operations Management [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	853.0	1,021.8		1,440.9
IT Operations Management [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	175.1	237.5		363.1
IT Operations Management [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	559.4	645.8		869.9
IT Operations Management [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	4.6	11.0		15.1
IT Operations Management [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	113.9	127.5		192.8
Security [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	646.1	681.3		994.8
Security [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	162.6	185.7		291.6
Security [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	416.8	416.7		580.2
Security [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	33.6	35.0		41.6
Security [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	33.1	43.9		81.4
Information Management & Governance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	401.2	421.7		620.1
Information Management & Governance [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	68.2	75.6		117.2
Information Management & Governance [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	184.2	183.6		267.2
Information Management & Governance [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	133.4	145.9		203.1
Information Management & Governance [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	$ 15.4	$ 16.6		$ 32.6

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.